Subsidy Income (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
Subsidy Income [Abstract]
Schedule of interest subsidies and related outstanding loans
During the Nine Months Ended September 30, 2012
	Outstanding Loans	Granted Interest Subsidy
Loan payable to Bank of China, annual interest rate of 6.56%, due by October 25, 2012 with buildings and land use rights provided by the shareholders as collateral.	$4,747,587	$107,200
Loan payable to Agricultural Development Bank of China, annual interest rate of 6.56%, due by September 13, 2012 with buildings and land use rights provided by Laifeng Anpulo Yunxing Transportation Co., Ltd. as collateral.	3,133,407	66,346
Loan payable to Agricultural Development Bank of China, annual interest rate of 6%, due by January 10, 2013, guaranteed by the major shareholders.	791,264	17,212
Loan payable to Agricultural Development Bank of China, annual interest rate of 6.56%, due by August 21, 2012 with no collateral provided.	791,264	11,388
Loan payable to Agricultural Development Bank of China, annual interest rate of 6%, due by September 19, 2013 with buildings as collateral.	3,165,057	1,819
Loan payable to Industrial and Commercial Bank of China, annual interest rate of 6%, due by October 7, 2012 with buildings and land use rights provided by Laifeng Anpulo Yunxing Transportation Co., Ltd. as collateral.	1,044,469	23,584
Loan payable to Industrial and Commercial Bank of China, annual interest rate of 6%, due by August 24, 2014 with buildings and land use rights provided by Laifeng Anpulo Yunxing Transportation Co., Ltd. as collateral.	1,329,324	4,069

	$10,254,785	$231,618

	During the Year Ended December 31, 2012
	Outstanding Loans	Granted Interest Subsidy
Loan payable to Bank of China, annual interest rate of 6.56%, due by October 25, 2012 with buildings and land use rights provided by the shareholders as collateral.	$4,761,073	$108,738
Loan payable to Bank of China, annual interest rate of 6%, due by November 5, 2014, guaranteed by the shareholders.	4,443,669	19,116
Loan payable to Agricultural Development Bank of China, annual interest rate of 6%, due by December 20, 2013, guaranteed by Enshi Zhou Nongfa Credit Guarantee Co., Ltd.	793,512	621
Loan payable to Agricultural Development Bank of China, annual interest rate of 6.56%, due by September 13, 2012 with buildings and land use rights provided by Laifeng Anpulo Yunxing Transportation Co., Ltd. as collateral.	3,142,308	62,919
Loan payable to Agricultural Development Bank of China, annual interest rate of 6%, due by January 10, 2013, guaranteed by the major shareholders.	793,512	22,033
Loan payable to Agricultural Development Bank of China, annual interest rate of 6.56%, due by August 21, 2012 with no collateral provided.	793,512	10,799
Loan payable to Agricultural Development Bank of China, annual interest rate of 6%, due by September 19, 2013 with buildings as collateral.	3,174,049	24,565
Loan payable to Industrial and Commercial Bank of China, annual interest rate of 6%, due by October 7, 2012 with buildings and land use rights provided by Laifeng Anpulo Yunxing Transportation Co., Ltd. as collateral.	1,047,436	22,939
Loan payable to Industrial and Commercial Bank of China, annual interest rate of 6%, due by August 24, 2014 with buildings and land use rights provided by Laifeng Anpulo Yunxing Transportation Co., Ltd. as collateral.	1,333,101	13,451
Loan payable to Industrial and Commercial Bank of China, annual interest rate of 6%, due by October 1, 2014 with buildings and land use rights provided by Laifeng Anpulo Yunxing Transportation Co., Ltd. as collateral.	1,047,436	7,454
	$21,329,608	$292,635

	During the Year Ended December 31, 2011
	Outstanding Loans	Granted Interest Subsidy
Loan payable to Bank of China, annual interest rate of 5.4%, due by September 21, 2011 with buildings and land use rights provided by the shareholders as collateral.	$2,100,027	$78,867
Loan payable to Bank of China, annual interest rate of 6.56%, due by October 25, 2012 with buildings and land use rights provided by the shareholders as collateral.	4,722,699	44,510
Loan payable to Agricultural Development Bank of China, annual interest rate of 5.81%, due by September 9, 2011 with buildings and land use rights provided by Laifeng Anpulo Yunxing Transportation Co., Ltd. as collateral.	3,116,981	150,879
Loan payable to Agricultural Development Bank of China, annual interest rate of 6.56%, due by September 13, 2012 with buildings and land use rights provided by Laifeng Anpulo Yunxing Transportation Co., Ltd. as collateral.	3,116,981	64,021
Loan payable to Industrial and Commercial Bank of China, annual interest rate of 5.31%, due by July 19, 2011 with buildings and land use rights provided by Laifeng Anpulo Yunxing Transportation Co., Ltd. as collateral.	472,270	13,420
Loan payable to Industrial and Commercial Bank of China, annual interest rate of 6%, due by October 7, 2012 with buildings and land use rights provided by Laifeng Anpulo Yunxing Transportation Co., Ltd. as collateral.	1,038,994	12,462
	$14,567,952	$364,159